Columbia Small Cap Index Fund
First Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.9%
Diversified Telecommunication Services 0.5%
ATN International, Inc.	27,950	680,303
Cogent Communications Holdings, Inc.	113,957	6,748,533
Consolidated Communications Holdings, Inc.(a)	201,604	887,058
Lumen Technologies, Inc.(a)	2,735,211	3,528,422
Shenandoah Telecommunications Co.	136,270	2,563,239
Total		14,407,555
Entertainment 0.4%
Cinemark Holdings, Inc.(a)	287,597	4,966,800
Madison Square Garden Sports Corp., Class A(a)	45,269	8,358,921
Marcus Corp. (The)	66,739	710,771
Total		14,036,492
Interactive Media & Services 1.1%
Cargurus, Inc.(a)	232,287	5,623,668
Cars.com, Inc.(a)	166,984	3,378,086
IAC, Inc.(a)	188,838	9,402,244
QuinStreet, Inc.(a)	141,373	2,489,579
Shutterstock, Inc.	64,870	2,635,668
TripAdvisor, Inc.(a)	293,109	5,378,550
Yelp, Inc.(a)	185,636	6,862,963
Total		35,770,758
Media 0.7%
AMC Networks, Inc., Class A(a)	82,615	1,432,544
Cable One, Inc.	12,335	4,760,200
EchoStar Corp., Class A(a)	326,564	6,270,029
John Wiley & Sons, Inc., Class A	114,352	4,168,130
Scholastic Corp.	71,156	2,581,540
TechTarget, Inc.(a)	70,102	2,118,482
Thryv Holdings, Inc.(a)	83,895	1,767,668
Total		23,098,593
Wireless Telecommunication Services 0.2%
Gogo(a)	167,663	1,774,713
Telephone and Data Systems, Inc.	267,259	5,315,781
Total		7,090,494
Total Communication Services		94,403,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 14.5%
Automobile Components 1.5%
American Axle & Manufacturing Holdings, Inc.(a)	317,362	2,424,646
Dana, Inc.	348,268	4,896,648
Dorman Products, Inc.(a)	76,830	7,066,055
Fox Factory Holding Corp.(a)	114,898	5,356,545
Gentherm, Inc.(a)	88,913	4,795,967
LCI Industries	68,658	7,544,141
Patrick Industries, Inc.	56,407	6,464,242
Phinia, Inc.	126,567	5,665,139
Standard Motor Products, Inc.	50,662	1,555,830
XPEL, Inc.(a)	57,677	2,191,726
Total		47,960,939
Automobiles 0.2%
Winnebago Industries, Inc.	79,267	4,918,517
Broadline Retail 0.2%
Kohl’s Corp.	300,150	6,720,359
Diversified Consumer Services 1.1%
Adtalem Global Education, Inc.(a)	106,242	6,840,922
frontdoor, Inc.(a)	215,862	7,635,039
Mister Car Wash, Inc.(a)	246,926	1,735,890
Perdoceo Education Corp.	178,086	4,006,935
Strategic Education, Inc.	58,977	6,689,171
Stride, Inc.(a)	107,895	7,408,071
Total		34,316,028
Hotels, Restaurants & Leisure 1.8%
BJ’s Restaurants, Inc.(a)	62,997	2,207,415
Bloomin’ Brands, Inc.	235,360	5,130,848
Brinker International, Inc.(a)	119,903	8,468,749
Cheesecake Factory, Inc. (The)	126,638	4,873,030
Chuy’s Holdings, Inc.(a)	47,045	1,256,572
Cracker Barrel Old Country Store, Inc.	60,145	2,933,873
Dave & Buster’s Entertainment, Inc.(a)	87,165	4,453,260
Dine Brands Global, Inc.	41,867	1,651,653
Golden Entertainment, Inc.	58,187	1,761,320
Jack in the Box, Inc.	53,021	2,935,243

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Monarch Casino & Resort, Inc.	36,186	2,423,376
Papa John’s International, Inc.	88,804	4,125,834
Sabre Corp.(a)	1,028,805	3,220,160
Shake Shack, Inc., Class A(a)	101,651	9,645,663
Six Flags Entertainment Corp.(a)	196,140	4,991,763
Total		60,078,759
Household Durables 3.0%
Cavco Industries, Inc.(a)	21,045	7,517,274
Century Communities, Inc.	76,669	6,471,630
Ethan Allen Interiors, Inc.	61,975	1,804,092
Green Brick Partners, Inc.(a)	68,893	3,761,558
Installed Building Products, Inc.	63,557	13,463,915
La-Z-Boy, Inc.	115,980	4,351,569
LGI Homes, Inc.(a)	55,579	5,335,584
M/I Homes, Inc.(a)	75,501	9,431,585
Meritage Homes Corp.	98,819	17,426,731
Newell Brands, Inc.	1,033,097	7,975,509
Sonos, Inc.(a)	335,749	5,304,834
Tri Pointe Homes, Inc.(a)	263,116	10,190,483
Worthington Enterprises, Inc.	82,678	4,715,126
Total		97,749,890
Leisure Products 0.4%
Sturm Ruger & Co., Inc.	48,049	2,135,298
Topgolf Callaway Brands Corp.(a)	385,186	6,028,161
Vista Outdoor, Inc.(a)	157,641	5,498,518
Total		13,661,977
Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A(a)	136,655	23,623,550
Academy Sports & Outdoors, Inc.	201,030	11,597,421
Advance Auto Parts, Inc.	160,247	11,319,848
American Eagle Outfitters, Inc.	503,410	11,059,918
Asbury Automotive Group, Inc.(a)	55,786	13,113,615
Boot Barn Holdings, Inc.(a)	82,149	9,769,981
Buckle, Inc. (The)	79,198	3,052,291
Caleres, Inc.	90,474	3,137,638
Designer Brands, Inc.	115,866	1,164,453
Foot Locker, Inc.	222,095	6,158,694
Group 1 Automotive, Inc.	36,003	11,196,213
Common Stocks (continued)
Issuer	Shares	Value ($)
Guess?, Inc.	74,248	1,727,751
Haverty Furniture Companies, Inc.	36,162	1,027,362
Hibbett, Inc.	31,915	2,763,201
Leslie’s, Inc.(a)	500,230	2,861,316
MarineMax, Inc.(a)	55,016	1,566,856
Monro, Inc.	81,067	1,917,235
National Vision Holdings, Inc.(a)	212,132	3,201,072
ODP Corp. (The)(a)	90,188	3,531,762
Sally Beauty Holdings, Inc.(a)	284,349	3,463,371
Shoe Carnival, Inc.	48,548	1,832,687
Signet Jewelers Ltd.	120,147	13,154,895
Sonic Automotive, Inc., Class A	40,294	2,283,461
Upbound Group, Inc.	120,703	3,961,472
Urban Outfitters, Inc.(a)	153,443	6,400,107
Victoria’s Secret & Co.(a)	209,933	4,784,373
Total		159,670,543
Textiles, Apparel & Luxury Goods 1.4%
G-III Apparel Group Ltd.(a)	110,336	3,316,700
Hanesbrands, Inc.(a)	948,991	4,858,834
Kontoor Brands, Inc.	135,555	9,941,604
Movado Group, Inc.	42,285	1,120,552
Oxford Industries, Inc.	39,819	4,407,565
Steven Madden Ltd.	190,133	8,451,412
VF Corp.	895,996	11,898,827
Wolverine World Wide, Inc.	215,618	2,936,717
Total		46,932,211
Total Consumer Discretionary		472,009,223
Consumer Staples 3.3%
Beverages 0.2%
MGP Ingredients, Inc.	42,378	3,289,380
National Beverage Corp.(a)	63,299	2,924,414
Total		6,213,794
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc. (The)	85,372	4,468,370
PriceSmart, Inc.	67,895	5,713,364
SpartanNash Co.	93,869	1,844,526
The Chefs’ Warehouse(a)	95,706	3,772,731
United Natural Foods, Inc.(a)	161,060	1,934,331
Total		17,733,322
Food Products 1.3%
B&G Foods, Inc.	213,156	2,033,508
Calavo Growers, Inc.	48,255	1,301,437
Cal-Maine Foods, Inc.	110,201	6,796,096
Fresh Del Monte Produce, Inc.	91,335	2,133,586
Hain Celestial Group, Inc. (The)(a)	243,542	1,865,532
J&J Snack Foods Corp.	42,033	6,839,190
John B. Sanfilippo & Son, Inc.	24,408	2,461,059
Simply Good Foods Co. (The)(a)	246,247	9,478,047
Tootsie Roll Industries, Inc.	48,236	1,411,385
TreeHouse Foods, Inc.(a)	136,430	4,953,773
WK Kellogg Co.	178,758	3,394,614
Total		42,668,227
Household Products 0.6%
Central Garden & Pet Co.(a)	25,829	1,122,270
Central Garden & Pet Co., Class A(a)	146,394	5,467,816
Energizer Holdings, Inc.	180,985	5,179,790
WD-40 Co.	36,768	8,261,402
Total		20,031,278
Personal Care Products 0.5%
Edgewell Personal Care Co.	135,373	5,222,690
Inter Parfums, Inc.	48,554	5,815,798
Medifast, Inc.	29,217	752,046
Nu Skin Enterprises, Inc., Class A	133,952	1,788,259
Usana Health Sciences, Inc.(a)	30,081	1,431,856
Total		15,010,649
Tobacco 0.2%
Universal Corp.	66,619	3,195,047
Vector Group Ltd.	359,335	3,941,905
Total		7,136,952
Total Consumer Staples		108,794,222
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.8%
Energy Equipment & Services 2.0%
Archrock, Inc.	372,316	7,535,676
Bristow Group, Inc.(a)	65,091	2,337,418
Core Laboratories, Inc.	126,673	2,373,852
Dril-Quip, Inc.(a)	92,673	1,792,296
Helix Energy Solutions Group, Inc.(a)	384,075	4,420,703
Helmerich & Payne, Inc.	267,928	10,197,339
Liberty Energy, Inc., Class A	411,219	10,152,997
Nabors Industries Ltd.(a)	24,121	1,803,286
Oceaneering International, Inc.(a)	273,074	6,466,392
Patterson-UTI Energy, Inc.	871,093	9,599,445
ProPetro Holding Corp.(a)	230,126	2,204,607
RPC, Inc.	230,653	1,575,360
US Silica Holdings, Inc.(a)	209,171	3,240,059
Total		63,699,430
Oil, Gas & Consumable Fuels 2.8%
California Resources Corp.	174,873	8,280,237
Comstock Resources, Inc.	249,099	2,916,949
CONSOL Energy, Inc.(a)	72,231	7,488,188
CVR Energy, Inc.	79,039	2,202,027
Dorian LPG Ltd.	92,443	4,678,540
Green Plains, Inc.(a)	174,225	2,991,443
Magnolia Oil & Gas Corp., Class A	502,155	13,030,922
Northern Oil & Gas, Inc.	247,454	10,128,292
Par Pacific Holdings, Inc.(a)	150,899	4,095,399
Peabody Energy Corp.	298,556	7,398,218
REX American Resources Corp.(a)	41,286	2,063,887
SM Energy Co.	313,673	15,818,529
Talos Energy, Inc.(a)	365,435	4,388,874
Vital Energy, Inc.(a)	67,234	3,284,381
World Kinect Corp.	163,213	4,299,031
Total		93,064,917
Total Energy		156,764,347

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.4%
Banks 8.2%
Ameris Bancorp	175,410	8,761,730
Atlantic Union Bankshares Corp.	242,310	7,906,575
Axos Financial, Inc.(a)	137,290	7,395,812
Banc of California, Inc.	375,756	5,207,978
BancFirst Corp.	39,285	3,384,403
Bancorp, Inc. (The)(a)	145,466	4,886,203
Bank of Hawaii Corp.	107,768	6,222,524
BankUnited, Inc.	201,631	5,784,793
Banner Corp.	93,120	4,360,810
Berkshire Hills Bancorp, Inc.	115,777	2,573,723
Brookline Bancorp, Inc.	240,923	2,083,984
Capitol Federal Financial, Inc.	336,961	1,742,088
Cathay General Bancorp	196,958	7,255,933
Central Pacific Financial Corp.	73,316	1,486,848
City Holding Co.	40,124	4,101,475
Community Financial System, Inc.	144,574	6,572,334
Customers Bancorp, Inc.(a)	76,715	3,475,190
CVB Financial Corp.	358,887	5,935,991
Dime Community Bancshares, Inc.	94,727	1,749,608
Eagle Bancorp, Inc.	81,132	1,462,810
FB Financial Corp.	95,247	3,524,139
First BanCorp	456,563	8,094,862
First BanCorp	111,453	3,516,342
First Commonwealth Financial Corp.	275,997	3,728,719
First Financial Bancorp	257,935	5,751,951
First Hawaiian, Inc.	345,986	7,033,895
Fulton Financial Corp.	489,264	8,239,206
Hanmi Financial Corp.	81,907	1,290,854
Heritage Financial Corp.	94,633	1,715,696
Hilltop Holdings, Inc.	125,411	3,836,323
Hope Bancorp, Inc.	325,675	3,429,358
Independent Bank Corp.	116,232	5,903,423
Independent Bank Group, Inc.	97,370	4,482,915
Lakeland Financial Corp.	68,946	4,276,720
National Bank Holdings Corp., Class A	102,438	3,735,914
NBT Bancorp, Inc.	127,660	4,746,399
Northfield Bancorp, Inc.	106,226	941,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Northwest Bancshares, Inc.	344,606	3,773,436
OFG Bancorp	127,597	4,741,505
Pacific Premier Bancorp, Inc.	259,993	5,782,244
Park National Corp.	38,886	5,345,270
Pathward Financial, Inc.	69,108	3,684,147
Preferred Bank	33,963	2,537,715
Provident Financial Services, Inc.	351,464	5,061,082
Renasant Corp.	152,206	4,584,445
S&T Bancorp, Inc.	103,653	3,307,567
Seacoast Banking Corp. of Florida	228,620	5,411,435
ServisFirst Bancshares, Inc.	132,820	8,208,276
Simmons First National Corp., Class A	339,384	5,898,494
Southside Bancshares, Inc.	77,907	2,088,687
Stellar Bancorp, Inc.	127,139	2,872,070
Tompkins Financial Corp.	33,979	1,593,955
Triumph Financial, Inc.(a)	58,441	4,342,166
TrustCo Bank Corp.	51,576	1,433,813
Trustmark Corp.	165,569	4,826,336
United Community Banks, Inc.	322,565	8,277,018
Veritex Holdings, Inc.	147,315	3,005,226
WaFd, Inc.	184,163	5,158,406
Westamerica BanCorp	72,307	3,530,028
WSFS Financial Corp.	164,124	7,231,303
Total		269,293,314
Capital Markets 2.1%
Artisan Partners Asset Management, Inc., Class A	185,980	8,188,699
B Riley Financial, Inc.	44,773	1,072,761
BGC Group, Inc., Class A	1,048,623	9,091,561
BrightSphere Investment Group, Inc.	87,775	1,945,972
Cohen & Steers, Inc.	69,274	4,869,270
Donnelley Financial Solutions, Inc.(a)	67,077	4,089,014
Moelis & Co., ADR, Class A	180,734	10,231,352
Piper Sandler Companies	41,208	8,727,030
PJT Partners, Inc.	60,459	6,449,162
StoneX Group, Inc.(a)	73,560	5,522,149
Virtus Investment Partners, Inc.	18,310	4,185,483
WisdomTree, Inc.	299,357	2,984,589
Total		67,357,042
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	133,741	5,585,024
Encore Capital Group, Inc.(a)	63,789	2,822,025
Enova International, Inc.(a)	78,863	4,861,904
Ezcorp, Inc., Class A(a)	141,475	1,484,073
Green Dot Corp., Class A(a)	122,294	1,211,934
Navient Corp.	222,526	3,353,467
PRA Group, Inc.(a)	106,394	2,295,982
PROG Holdings, Inc.	121,245	4,581,849
World Acceptance Corp.(a)	9,105	1,169,901
Total		27,366,159
Financial Services 2.3%
EVERTEC, Inc.	175,220	6,127,443
Jackson Financial, Inc., Class A	191,823	14,580,466
Mr. Cooper Group, Inc.(a)	175,136	14,606,343
NCR Atleos Corp.(a)	181,387	5,048,000
NMI Holdings, Inc., Class A(a)	219,818	7,293,561
Payoneer Global, Inc.(a)	706,243	4,230,396
Radian Group, Inc.	415,281	12,973,379
Walker & Dunlop, Inc.	90,686	8,704,949
Total		73,564,537
Insurance 2.4%
Ambac Financial Group, Inc.(a)	122,527	2,171,178
AMERISAFE, Inc.	51,971	2,277,889
Assured Guaranty Ltd.	147,367	11,453,363
Employers Holdings, Inc.	69,732	2,941,296
Genworth Financial, Inc., Class A(a)	1,222,713	7,690,865
Goosehead Insurance, Inc., Class A(a)	66,286	4,275,447
HCI Group, Inc.	18,480	1,771,862
Horace Mann Educators Corp.	110,713	3,783,063
Lincoln National Corp.	459,968	15,174,344
Mercury General Corp.	72,055	4,022,831
Palomar Holdings, Inc.(a)	67,048	5,688,352
ProAssurance Corp.(a)	138,181	1,985,661
Safety Insurance Group, Inc.	40,102	3,101,890
SiriusPoint Ltd.(a)	245,335	3,226,155
Stewart Information Services Corp.	74,202	4,697,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Trupanion, Inc.(a)	96,864	2,893,328
United Fire Group, Inc.	57,536	1,280,176
Total		78,435,429
Mortgage Real Estate Investment Trusts (REITS) 1.6%
Apollo Commercial Real Estate Finance, Inc.	354,418	3,579,622
Arbor Realty Trust, Inc.	511,045	6,991,096
ARMOUR Residential REIT, Inc.	132,830	2,568,932
Blackstone Mortgage Trust, Inc.	467,114	8,146,468
Ellington Financial, Inc.	214,921	2,604,842
Franklin BSP Realty Trust, Inc.	222,507	2,834,739
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	301,389	10,033,240
KKR Real Estate Finance Trust, Inc.	157,850	1,493,261
New York Mortgage Trust, Inc.	245,849	1,462,801
PennyMac Mortgage Investment Trust	234,845	3,212,680
Ready Capital Corp.	429,314	3,563,306
Redwood Trust, Inc.	356,508	2,260,261
Two Harbors Investment Corp.	279,800	3,595,430
Total		52,346,678
Total Financials		568,363,159
Health Care 9.8%
Biotechnology 1.3%
Alkermes PLC(a)	452,429	10,586,838
Arcus Biosciences, Inc.(a)	146,551	2,208,523
Catalyst Pharmaceuticals, Inc.(a)	302,792	4,896,147
Dynavax Technologies Corp.(a)	350,438	4,201,752
Ironwood Pharmaceuticals, Inc.(a)	372,486	2,346,662
Myriad Genetics, Inc.(a)	240,026	5,462,992
REGENXBIO, Inc.(a)	109,725	1,574,554
Vericel Corp.(a)	129,387	6,171,760
Vir Biotechnology, Inc.(a)	233,407	2,397,090
Xencor, Inc.(a)	165,037	3,921,279
Total		43,767,597
Health Care Equipment & Supplies 2.9%
Artivion, Inc.(a)	105,723	2,495,063
Avanos Medical, Inc.(a)	125,865	2,505,972
CONMED Corp.	83,371	6,372,879
Embecta Corp.	156,102	1,930,982
Glaukos Corp.(a)	132,301	14,912,969

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ICU Medical, Inc.(a)	54,974	5,845,935
Inari Medical, Inc.(a)	138,957	6,947,850
Integer Holdings Corp.(a)	90,352	10,954,276
LeMaitre Vascular, Inc.	53,718	4,237,276
Merit Medical Systems, Inc.(a)	156,565	12,705,250
Omnicell, Inc.(a)	123,270	4,017,369
OraSure Technologies, Inc.(a)	199,221	942,315
STAAR Surgical Co.(a)	132,314	5,495,000
Tandem Diabetes Care, Inc.(a)	176,790	9,056,952
UFP Technologies, Inc.(a)	19,053	4,960,639
Varex Imaging Corp.(a)	110,070	1,700,582
Total		95,081,309
Health Care Providers & Services 3.1%
AdaptHealth Corp.(a)	221,859	2,103,223
Addus HomeCare Corp.(a)	43,391	4,981,721
AMN Healthcare Services, Inc.(a)	102,449	5,730,997
Astrana Health, Inc.(a)	114,167	4,729,939
Corvel Corp.(a)	24,562	5,891,196
Cross Country Healthcare, Inc.(a)	89,579	1,354,435
Enhabit, Inc.(a)	135,907	1,248,985
Ensign Group, Inc. (The)	152,385	18,475,157
Fulgent Genetics, Inc.(a)	54,630	1,128,110
National HealthCare Corp.	36,562	3,866,432
NeoGenomics, Inc.(a)	345,571	4,737,778
Owens & Minor, Inc.(a)	207,401	3,614,999
Patterson Companies, Inc.	223,579	5,497,808
Pediatrix Medical Group, Inc.(a)	224,556	1,641,504
Premier, Inc.	324,837	6,145,916
Privia Health Group, Inc.(a)	278,471	4,837,041
RadNet, Inc.(a)	176,764	10,365,441
Select Medical Holdings Corp.	285,031	9,847,821
U.S. Physical Therapy, Inc.	40,631	4,167,522
Total		100,366,025
Health Care Technology 0.4%
Certara, Inc.(a)	290,347	4,921,382
HealthStream, Inc.	64,863	1,770,111
Schrodinger, Inc.(a)	148,286	3,191,115
Simulations Plus, Inc.	43,306	2,089,081
Total		11,971,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.3%
BioLife Solutions, Inc.(a)	96,480	2,072,391
Cytek Biosciences, Inc.(a)	268,264	1,510,326
Fortrea Holdings, Inc.(a)	240,744	6,112,490
Mesa Laboratories, Inc.	13,892	1,329,464
Total		11,024,671
Pharmaceuticals 1.8%
Amphastar Pharmaceuticals, Inc.(a)	101,306	4,288,283
ANI Pharmaceuticals, Inc.(a)	40,871	2,652,528
Collegium Pharmaceutical, Inc.(a)	88,411	2,929,940
Corcept Therapeutics, Inc.(a)	245,926	7,419,587
Harmony Biosciences Holdings, Inc.(a)	88,924	2,614,366
Innoviva, Inc.(a)	152,896	2,414,228
Ligand Pharmaceuticals, Inc.(a)	44,434	3,779,112
Organon & Co.	692,970	14,781,050
Pacira Pharmaceuticals, Inc.(a)	125,897	3,818,456
Phibro Animal Health Corp., Class A	55,138	972,083
Prestige Consumer Healthcare, Inc.(a)	134,603	8,656,319
Supernus Pharmaceuticals, Inc.(a)	148,115	4,016,879
Total		58,342,831
Total Health Care		320,554,122
Industrials 17.2%
Aerospace & Defense 1.3%
AAR Corp.(a)	89,966	6,386,686
Aerovironment, Inc.(a)	75,883	15,339,748
Mercury Systems, Inc.(a)	141,633	4,383,541
Moog, Inc., Class A	77,955	13,207,916
National Presto Industries, Inc.	14,208	1,058,212
Triumph Group, Inc.(a)	208,390	2,940,383
Total		43,316,486
Air Freight & Logistics 0.3%
Forward Air Corp.	83,493	1,402,683
HUB Group, Inc., Class A	169,128	7,297,873
Total		8,700,556
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.0%
American Woodmark Corp.(a)	43,448	3,741,307
Apogee Enterprises, Inc.	59,874	3,890,014
Armstrong World Industries, Inc.	119,776	13,870,061
AZZ, Inc.	78,830	6,612,260
Gibraltar Industries, Inc.(a)	82,515	6,226,582
Griffon Corp.	103,589	6,996,401
Hayward Holdings, Inc.(a)	341,820	4,952,972
Insteel Industries, Inc.	52,725	1,733,071
MasterBrand, Inc.(a)	343,663	5,742,609
Quanex Building Products Corp.	89,748	2,958,094
Resideo Technologies, Inc.(a)	396,057	8,554,831
Total		65,278,202
Commercial Services & Supplies 2.2%
ABM Industries, Inc.	170,422	8,055,848
Brady Corp., Class A	121,438	8,290,572
CoreCivic, Inc.(a)	307,993	4,943,288
Deluxe Corp.	118,474	2,692,914
Enviri Corp.(a)	216,437	1,915,467
GEO Group, Inc. (The)(a)	330,918	4,811,548
Healthcare Services Group, Inc.(a)	200,211	2,158,275
HNI Corp.	126,280	5,941,474
Interface, Inc.	157,533	2,537,857
Liquidity Services, Inc.(a)	60,796	1,192,210
Matthews International Corp., Class A	83,181	2,356,518
MillerKnoll, Inc.	197,416	5,444,733
OPENLANE, Inc.(a)	292,846	5,051,593
Pitney Bowes, Inc.	415,902	2,254,189
Unifirst Corp.	40,967	6,497,366
Vestis Corp.	356,353	4,390,269
Viad Corp.(a)	56,713	1,982,119
Total		70,516,240
Construction & Engineering 1.2%
Arcosa, Inc.	132,192	11,620,999
Dycom Industries, Inc.(a)	79,538	14,313,658
Granite Construction, Inc.	119,106	7,419,113
MYR Group, Inc.(a)	45,302	7,024,528
Total		40,378,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.9%
Encore Wire Corp.	42,770	12,348,982
Powell Industries, Inc.	24,984	4,493,622
SunPower Corp.(a)	232,955	778,070
Sunrun, Inc.(a)	590,688	8,541,349
Vicor Corp.(a)	61,183	2,140,793
Total		28,302,816
Ground Transportation 0.5%
ArcBest Corp.	64,150	6,769,108
Heartland Express, Inc.	124,283	1,406,884
Marten Transport Ltd.	156,515	2,770,316
RXO, Inc.(a)	317,267	6,475,419
Total		17,421,727
Machinery 4.9%
3D Systems Corp.(a)	361,751	1,273,364
Alamo Group, Inc.	28,006	5,320,860
Albany International Corp., Class A	84,586	7,419,884
Astec Industries, Inc.	61,647	2,002,911
Barnes Group, Inc.	137,384	5,287,910
Enerpac Tool Group Corp.	146,748	5,770,131
EnPro, Inc.	56,681	8,686,930
ESCO Technologies, Inc.	69,941	7,632,661
Federal Signal Corp.	165,184	15,200,232
Franklin Electric Co., Inc.	107,549	10,698,975
Greenbrier Companies, Inc. (The)	84,290	4,657,022
Hillenbrand, Inc.	190,188	8,841,840
John Bean Technologies Corp.	86,318	8,245,959
Kennametal, Inc.	214,908	5,533,881
Lindsay Corp.	29,906	3,433,807
Mueller Industries, Inc.	307,787	18,131,732
Proto Labs, Inc.(a)	69,908	2,165,051
SPX Technologies, Inc.(a)	123,756	17,254,062
Standex International Corp.	32,183	5,413,502
Tennant Co.	50,643	5,199,010
Titan International, Inc.(a)	137,587	1,137,844
Trinity Industries, Inc.	221,959	6,980,611
Wabash National Corp.	123,064	2,782,477
Total		159,070,656

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine Transportation 0.4%
Matson, Inc.	94,712	12,142,078
Passenger Airlines 0.9%
Alaska Air Group, Inc.(a)	341,841	14,364,159
Allegiant Travel Co.	38,840	2,066,288
JetBlue Airways Corp.(a)	903,575	5,050,984
Skywest, Inc.(a)	111,003	8,288,594
Sun Country Airlines Holdings, Inc.(a)	105,669	1,119,035
Total		30,889,060
Professional Services 1.0%
CSG Systems International, Inc.	76,648	3,307,361
Heidrick & Struggles International, Inc.	54,552	1,870,043
Kelly Services, Inc., Class A	86,630	1,883,336
Korn/Ferry International	142,443	9,392,691
NV5 Global, Inc.(a)	34,476	3,240,055
Resources Connection, Inc.	86,301	988,146
TTEC Holdings, Inc.	51,428	322,968
Verra Mobility Corp.(a)	450,891	12,011,736
Total		33,016,336
Trading Companies & Distributors 1.6%
Air Lease Corp.	279,933	13,336,008
Boise Cascade Co.	107,332	14,735,610
DNOW, Inc.(a)	288,272	4,205,889
DXP Enterprises, Inc.(a)	35,961	1,786,542
GMS, Inc.(a)	107,950	10,142,982
Rush Enterprises, Inc., Class A	167,000	7,536,710
Total		51,743,741
Total Industrials		560,776,196
Information Technology 12.7%
Communications Equipment 1.1%
ADTRAN Holdings, Inc.	192,024	1,065,733
Calix, Inc.(a)	158,928	5,673,730
Digi International, Inc.(a)	98,296	2,394,491
Extreme Networks, Inc.(a)	348,998	3,891,328
Harmonic, Inc.(a)	304,745	3,727,031
InterDigital, Inc.	69,683	7,934,803
Netscout Systems, Inc.(a)	192,582	3,955,634
Common Stocks (continued)
Issuer	Shares	Value ($)
Viasat, Inc.(a)	203,852	3,443,060
Viavi Solutions, Inc.(a)	603,395	4,537,531
Total		36,623,341
Electronic Equipment, Instruments & Components 4.3%
Advanced Energy Industries, Inc.	101,072	10,858,165
Arlo Technologies, Inc.(a)	256,547	3,645,533
Badger Meter, Inc.	79,562	15,352,284
Benchmark Electronics, Inc.	96,737	4,166,463
CTS Corp.	84,472	4,472,792
ePlus, Inc.(a)	72,234	5,405,993
Fabrinet(a)	98,434	23,577,896
Insight Enterprises, Inc.(a)	75,071	14,676,381
Itron, Inc.(a)	123,335	13,264,679
Knowles Corp.(a)	241,539	4,231,763
Methode Electronics, Inc.	96,512	1,136,911
OSI Systems, Inc.(a)	42,516	6,111,250
PC Connection, Inc.	30,627	2,071,610
Plexus Corp.(a)	74,858	8,244,860
Rogers Corp.(a)	45,425	5,360,150
Sanmina Corp.(a)	151,213	10,364,139
Scansource, Inc.(a)	68,238	3,236,528
TTM Technologies, Inc.(a)	277,195	5,155,827
Total		141,333,224
IT Services 0.6%
DigitalOcean Holdings, Inc.(a)	137,575	5,097,154
DXC Technology Co.(a)	495,779	7,709,363
Perficient, Inc.(a)	94,270	6,990,121
Total		19,796,638
Semiconductors & Semiconductor Equipment 2.9%
Alpha & Omega Semiconductor Ltd.(a)	62,098	1,820,092
Axcelis Technologies, Inc.(a)	88,612	9,967,964
Ceva, Inc.(a)	63,876	1,272,410
Cohu, Inc.(a)	128,790	4,152,190
Diodes, Inc.(a)	124,547	9,232,669
Formfactor, Inc.(a)	211,036	11,547,890
Ichor Holdings Ltd.(a)	79,801	3,031,640
Kulicke & Soffa Industries, Inc.	152,745	6,975,864
MaxLinear, Inc.(a)	202,119	3,591,655
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PDF Solutions, Inc.(a)	82,983	2,906,065
Photronics, Inc.(a)	169,727	4,642,033
Semtech Corp.(a)	174,282	6,777,827
SiTime Corp.(a)	47,370	5,770,613
SMART Global Holdings, Inc.(a)	140,516	2,891,819
SolarEdge Technologies, Inc.(a)	154,019	7,545,391
Ultra Clean Holdings, Inc.(a)	121,541	5,637,072
Veeco Instruments, Inc.(a)	152,748	6,209,206
Total		93,972,400
Software 3.6%
A10 Networks, Inc.	189,498	2,870,895
ACI Worldwide, Inc.(a)	294,757	10,614,199
Adeia, Inc.	290,555	3,437,266
Agilysys, Inc.(a)	54,700	5,222,209
Alarm.com Holdings, Inc.(a)	135,522	8,864,494
Blackline, Inc.(a)	137,870	6,579,156
Box, Inc., Class A(a)	389,287	10,608,071
Cerence, Inc.(a)	112,984	388,665
DoubleVerify Holdings, Inc.(a)	377,894	6,877,671
Envestnet, Inc.(a)	134,841	8,833,434
LiveRamp Holdings, Inc.(a)	179,430	5,614,365
Marathon Digital Holdings, Inc.(a)	603,555	11,781,394
N-Able, Inc.(a)	188,454	2,515,861
NCR Voyix Corp.(a)	363,665	4,793,105
Progress Software Corp.	118,962	6,025,425
Sprinklr, Inc., Class A(a)	320,593	3,593,847
SPS Commerce, Inc.(a)	99,491	18,713,262
Xperi, Inc.(a)	117,840	1,038,170
Total		118,371,489
Technology Hardware, Storage & Peripherals 0.2%
Corsair Gaming, Inc.(a)	117,258	1,359,020
Xerox Holdings Corp.	306,552	4,310,121
Total		5,669,141
Total Information Technology		415,766,233
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.1%
Chemicals 2.4%
AdvanSix, Inc.	73,075	1,731,878
Balchem Corp.	87,408	13,425,869
Hawkins, Inc.	51,676	4,512,348
HB Fuller Co.	146,962	11,702,584
Ingevity Corp.(a)	91,350	4,462,448
Innospec, Inc.	67,414	8,817,751
Koppers Holdings, Inc.	56,453	2,502,561
Mativ Holdings, Inc.	146,944	2,640,584
Minerals Technologies, Inc.	88,230	7,653,952
Quaker Chemical Corp.	37,544	6,808,604
Sensient Technologies Corp.	114,543	8,896,555
Stepan Co.	57,607	5,021,602
Total		78,176,736
Containers & Packaging 0.7%
Myers Industries, Inc.	99,871	1,577,962
O-I Glass, Inc.(a)	419,478	5,323,176
Sealed Air Corp.	391,578	15,220,637
Total		22,121,775
Metals & Mining 2.7%
Alpha Metallurgical Resources, Inc.	32,053	10,109,837
Arch Resources, Inc.	49,800	8,661,714
ATI, Inc.(a)	345,872	21,215,789
Carpenter Technology Corp.	133,960	14,852,145
Century Aluminum Co.(a)	140,290	2,571,516
Compass Minerals International, Inc.	91,838	1,190,220
Haynes International, Inc.	34,314	2,018,349
Kaiser Aluminum Corp.	43,093	4,214,495
Materion Corp.	55,962	6,400,934
Metallus, Inc.(a)	104,127	2,500,089
Olympic Steel, Inc.	26,561	1,384,891
SunCoke Energy, Inc.	227,070	2,395,589
Warrior Met Coal, Inc.	141,028	9,650,546
Worthington Steel, Inc.	82,592	2,724,710
Total		89,890,824

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Clearwater Paper Corp.(a)	44,904	2,386,199
Mercer International, Inc.	118,938	1,129,911
Sylvamo Corp.	95,758	6,829,460
Total		10,345,570
Total Materials		200,534,905
Real Estate 7.2%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	196,651	3,303,737
American Assets Trust, Inc.	132,075	2,872,631
Armada Hoffler Properties, Inc.	182,730	2,072,158
Essential Properties Realty Trust, Inc.	422,994	11,327,779
Global Net Lease, Inc.	529,487	3,960,563
Total		23,536,868
Health Care REITs 0.8%
CareTrust REIT, Inc.	353,805	9,046,794
Community Healthcare Trust, Inc.	65,708	1,541,510
LTC Properties, Inc.	112,271	3,862,122
Medical Properties Trust, Inc.	1,623,940	8,704,318
Universal Health Realty Income Trust	34,477	1,295,646
Total		24,450,390
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	576,893	8,330,335
Chatham Lodging Trust	132,445	1,120,485
DiamondRock Hospitality Co.	568,317	4,813,645
Pebblebrook Hotel Trust	326,691	4,622,678
Service Properties Trust	449,417	2,417,863
Summit Hotel Properties, Inc.	291,656	1,784,935
Sunstone Hotel Investors, Inc.	556,976	5,725,713
Xenia Hotels & Resorts, Inc.	285,209	4,132,678
Total		32,948,332
Industrial REITs 0.5%
Innovative Industrial Properties, Inc.	76,019	8,193,328
LXP Industrial Trust	793,358	6,743,543
Total		14,936,871
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 1.0%
Brandywine Realty Trust	466,573	2,150,902
Douglas Emmett, Inc.	452,041	6,305,972
Easterly Government Properties, Inc.	258,098	3,055,880
Highwoods Properties, Inc.	286,589	7,442,716
Hudson Pacific Properties, Inc.	343,422	1,686,202
JBG SMITH Properties	236,100	3,399,840
SL Green Realty Corp.	175,478	9,295,070
Total		33,336,582
Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc.(a)	299,542	1,219,136
Cushman & Wakefield PLC(a)	529,848	5,886,611
eXp World Holdings, Inc.	208,481	2,337,072
Kennedy-Wilson Holdings, Inc.	321,216	3,282,827
Marcus & Millichap, Inc.	64,497	2,085,188
St. Joe Co. (The)	96,533	5,463,768
Total		20,274,602
Residential REITs 0.4%
Centerspace	40,810	2,785,691
Elme Communities	238,123	3,669,475
NexPoint Residential Trust, Inc.	61,948	2,271,633
Veris Residential, Inc.	217,389	3,323,878
Total		12,050,677
Retail REITs 1.7%
Acadia Realty Trust	277,276	4,780,238
Getty Realty Corp.	133,107	3,675,084
Macerich Co. (The)	585,532	8,853,244
Phillips Edison & Co., Inc.	330,817	10,566,295
Retail Opportunity Investments Corp.	341,602	4,276,857
Saul Centers, Inc.	35,054	1,275,615
SITE Centers Corp.	488,032	7,037,422
Tanger, Inc.	291,938	8,101,280
Urban Edge Properties	318,937	5,654,753
Whitestone REIT	127,710	1,665,338
Total		55,886,126
Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	245,529	5,993,363
Outfront Media, Inc.	393,769	5,689,962
Safehold, Inc.	121,380	2,340,206
Uniti Group, Inc.	647,060	2,044,710
Total		16,068,241
Total Real Estate		233,488,689
Utilities 2.1%
Electric Utilities 0.5%
MGE Energy, Inc.	98,041	7,856,025
Otter Tail Corp.	113,082	10,230,529
Total		18,086,554
Gas Utilities 0.3%
Chesapeake Utilities Corp.	60,281	6,752,075
Northwest Natural Holding Co.	99,708	3,731,073
Total		10,483,148
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class A	93,841	2,409,837
Clearway Energy, Inc., Class C	223,367	6,254,276
Total		8,664,113
Multi-Utilities 0.3%
Avista Corp.	209,751	7,756,592
Unitil Corp.	43,643	2,334,464
Total		10,091,056
Water Utilities 0.7%
American States Water Co.	100,259	7,378,060
California Water Service Group	156,459	7,805,739
Middlesex Water Co.	48,276	2,601,111
SJW Corp.	78,781	4,310,109
Total		22,095,019
Total Utilities		69,419,890
Total Common Stocks (Cost $2,195,664,969)		3,200,874,878

Exchange-Traded Equity Funds 1.3%
	Shares	Value ($)
U.S. Small Cap 1.3%
iShares Core S&P Small-Cap ETF	394,207	43,224,797
Total Exchange-Traded Equity Funds (Cost $37,230,928)		43,224,797

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(e),(f)	17,121,609	17,118,185
Total Money Market Funds (Cost $17,116,963)		17,118,185
Total Investments in Securities (Cost: $2,250,012,860)		3,261,217,860
Other Assets & Liabilities, Net		6,641,223
Net Assets		3,267,859,083
At May 31, 2024, securities and/or cash totaling $5,203,500 were pledged as collateral.

Columbia Small Cap Index Fund  | 2024

Portfolio of Investments  (continued)
Columbia Small Cap Index Fund, May 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	247	06/2024	USD	25,636,130	863,785	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	17,150,386	143,119,733	(143,152,485)	551	17,118,185	(1,053)	292,643	17,121,609
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Index Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT228_02_P01_(07/24)